Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	QUAKER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 29, 2012
QUAKER EVENT ARBITRAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Quaker Event Arbitrage Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Event Arbitrage Fund (the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges”section on page 44 of the Fund’s Prospectus and in the “Shareholder Information”section on page 45 of the Trust’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2012 to October 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156.57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.57%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Adviser, pursuant to a contractual fee waiver agreement (the “Fee Waiver Agreement”) has agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees) when they exceed 1.74% of the Fund’s average daily net assets (the “Annualized Expense Ratio”). The Fee Waiver Agreement has been approved for the period from October 28, 2012 to October 28, 2013. In accordance with the Fee Waiver Agreement, any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the time at which the Adviser waived fees and/or assumed expenses for the Fund under the Fee Waiver Agreement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio. This Fee Waiver Agreement shall be terminated upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of its merger or liquidation.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges”section on page 44 of the Fund’s Prospectus and in the “Shareholder Information”section on page 45 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for the 1 year and the first of 3 years, 5 years and 10 years. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Fund’s investment adviser, Quaker Funds, Inc. (the “Adviser”) invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). A variety of strategies can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes:
  Merger Arbitrage. The Fund invests in the securities of companies subject to publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).
  Capital Structure Arbitrage. A variety of strategies can be employed to capitalize on the mispricing of corporate securities during reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities. Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other. The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors. Typically, one of these securities is purchased, while the other is sold short. The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.
  Distressed Securities Investments. The Fund invests in distressed securities, which are securities of companies that are in or believed to be near bankruptcy or whose securities are otherwise undergoing extreme financial situations that put the continuation of the issuer as a going concern at risk. Distressed securities include below investment-grade securities.
  Debt Instruments. The Fund may invest in all types of fixed-income securities including convertible debt, options and futures, as well as privately negotiated options.
  Structured Notes. The Fund may invest in structured notes. A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.” The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.
  Proxy Fight Investments. The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. There are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees, often with the intention of replacing existing management or selling the company. Profits are expected from the eventual success of the new board of trustees in increasing the company’s value. The Fund may invest with the intention of participating actively in the change of control, or staying passive. Although some of the companies the Fund targets as a “proxy fight investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.
  Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.
  Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.
  Foreign Securities Investments. The Fund may invest in securities of foreign issuers, securities traded principally in securities markets outside the United States, U.S. traded securities of foreign issuers and/or securities denominated in foreign currencies (together, “foreign securities”). The Fund may seek exposure to foreign securities by investing in Depositary Receipts.
  Derivative Instruments (Including Futures, Options and Swaps). The event arbitrage strategy employed by the Fund may include the use of derivatives. Derivatives may be used for hedging purposes (such as managing foreign currency or commodity exposure), as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may buy call or put options to implement its principal investment strategies. The Fund may write (sell) call options on securities that it owns. This allows the Fund to generate income on securities that the Portfolio Manager believes have a low likelihood of appreciating significantly until the option expiration. Similarly, options may be written (sold) if the Portfolio Manager is willing to purchase the underlying securities at a lower price. Hedging through derivatives may be done on underlyings such as individual securities, market indices, as well as foreign currency or commodity exposure. Options and futures contracts may be used to decrease (hedge) or increase market exposure, exposure to specific securities or exposure to other factors that may influence an event. When engaged in hedging activities, the Portfolio Manager may enter into derivative contracts that relate to a specific security or market index.
		Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets. As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:
  Merger Arbitrage Risk. Certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized.
  Capital Structure Arbitrage Risk. The perceived mispricing identified by the Fund’s Adviser may not disappear or may even increase, in which case losses may be realized.
  Distressed Securities Risk. Investment in distressed securities may be considered speculative and may present substantial risk of loss. Below investment- grade securities involve greater risks of default or downgrade and are more volatile than investment- grade securities. Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the securities.
  Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments. The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.
  Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.
  Structured Note Investment Risk. Principal repayments and/or interest payments on structured notes are dependent upon one or more of the following factors: currency exchange rates, interest rates, stock and stock indices, which may adversely affect the principal repayments and/or payments. The use of multipliers or deflators may increase such risks.
  Proxy Fight Risk. A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.
  Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.
  Management Risk. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.
  Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.
  Derivative Instruments (Including Futures, Options and Swaps) Risk. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or may suddenly become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives. Moreover, the Fund may be exposed to counterparty risk, in particular on derivatives that are invested in the over the counter (“OTC”) market.
  Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares as of December 31, 2011
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performing Quarter:	14.27% in 4th quarter of 2004

Lowest Performing Quarter:	-11.93% in 4th quarter of 2008
		The Fund’s cumulative year-to-date return through September 30, 2012 was 4.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
QUAKER EVENT ARBITRAGE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.81%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
One Year	rr_ExpenseExampleYear01	741
Three Years	rr_ExpenseExampleYear03	1,140
Five Years	rr_ExpenseExampleYear05	1,564
Ten Years	rr_ExpenseExampleYear10	2,739
2004	rr_AnnualReturn2004	26.85%	[1]
2005	rr_AnnualReturn2005	12.43%	[1]
2006	rr_AnnualReturn2006	11.23%	[1]
2007	rr_AnnualReturn2007	(0.03%)	[1]
2008	rr_AnnualReturn2008	(25.74%)	[1]
2009	rr_AnnualReturn2009	27.84%	[1]
2010	rr_AnnualReturn2010	7.45%	[1]
2011	rr_AnnualReturn2011	(5.70%)	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.93%)
1 Year	rr_AverageAnnualReturnYear01	(10.88%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.89%)	[1]
Lifetime	rr_AverageAnnualReturnSinceInception	5.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2003	[1]
QUAKER EVENT ARBITRAGE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.81%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.74%
One Year	rr_ExpenseExampleYear01	277
Three Years	rr_ExpenseExampleYear03	850
Five Years	rr_ExpenseExampleYear05	1,450
Ten Years	rr_ExpenseExampleYear10	3,070
1 Year	rr_AverageAnnualReturnYear01	(6.41%)	[1]
5 Years	rr_AverageAnnualReturnYear05		[1]
Lifetime	rr_AverageAnnualReturnSinceInception	(2.66%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2010	[1]
QUAKER EVENT ARBITRAGE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.81%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
One Year	rr_ExpenseExampleYear01	177
Three Years	rr_ExpenseExampleYear03	548
Five Years	rr_ExpenseExampleYear05	944
Ten Years	rr_ExpenseExampleYear10	2,052
1 Year	rr_AverageAnnualReturnYear01	(5.45%)	[1]
5 Years	rr_AverageAnnualReturnYear05		[1]
Lifetime	rr_AverageAnnualReturnSinceInception	(1.78%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2010	[1]
QUAKER EVENT ARBITRAGE FUND | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.51%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.33%)	[1]
Lifetime	rr_AverageAnnualReturnSinceInception	3.76%	[1]
QUAKER EVENT ARBITRAGE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.99%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.77%)	[1]
Lifetime	rr_AverageAnnualReturnSinceInception	3.73%	[1]
QUAKER EVENT ARBITRAGE FUND | S&P 500 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.25%)	[1]
Lifetime	rr_AverageAnnualReturnSinceInception	4.52%	[1]

[1]	Performance information prior to June 7, 2010 represents that of the Pennsylvania Avenue Event-Driven Fund (the "Pennsylvania Avenue Fund") a series of the Pennsylvania Avenue Funds. On June 7, 2010, the Pennsylvania Avenue Fund was reorganized into the Fund (the "Reorganization"). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by the Fund's Portfolio Manager, Thomas Kirchner.